Goodwill (Tables)	6 Months Ended
Jun. 30, 2022
Goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill

$
Balance – December 31, 2021	5,301
Additions	1,071
Effects of foreign exchange	(498)
Balance – June 30, 2022	5,874